Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Primary SIC Number	3826
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Prenetics Global Limited
Entity Emerging Growth Company	true
Entity Address, Address Line One	Unit 701-706, K11 Atelier King’s Road
Entity Address, Address Line Two	728 King’s Road
Entity Central Index Key	0001876431
Entity Address, City or Town	Quarry Bay
Entity Incorporation, State or Country Code	E9
Entity Ex Transition Period	false
Amendment Description	On June 28, 2022, Prenetics Global Limited (the “Registrant”) filed Amendment No. 3 to a Registration Statement on Form F-1 (File No. 333-265284) (as amended, the “Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on June 30, 2022. On December 14, 2022, the Registrant filed post-effective amendments No. 1 to the Registration Statement to include its unaudited condensed consolidated financial statements as of June 30, 2022 and for the six months ended June 30, 2022 and to update certain other information contained in the Registration Statement, and the post-effective amendment No. 1 was subsequently declared effective by the SEC on December 14, 2022. The Registrant is filing this post-effective amendment No. 2 to the Registration Statement to include its condensed consolidated financial statements as of December 31, 2022 and for the year ended December 31, 2022 and to update certain other information contained in the Registration Statement. No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on Form F-1.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	1 (800)
Local Phone Number	221-0102
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Cogency Global Inc.